Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	51-0068479
Plan number	002
Participant Loans	$ 24,038,727
Assets Held at End of Year	$ 1,320,708,184
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.73%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 643,594,025
Empower
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	114,536,188
Investments At Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,135,572,137
Investments at Contract Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	161,097,320
Investment, Identifier [Axis]: American Funds | American Funds American Balanced Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35,428,370
Investment, Identifier [Axis]: American Funds | American Funds Capital World G/I R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,883,832
Investment, Identifier [Axis]: Empower Annuity Insurance Company | Wrapper Contract - Other
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,261,242
Investment, Identifier [Axis]: Empower | Capital Group EuroPacific Growth SA
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,037,735
Investment, Identifier [Axis]: Empower | JP Morgan Large Cap Growth Fund (IS)
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	77,862,364
Investment, Identifier [Axis]: Empower | MetWest Core Plus Bond (IS Platform)
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,588,266
Investment, Identifier [Axis]: Empower | Small Cap Value / Victory Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,047,823
Investment, Identifier [Axis]: Janus Henderson Funds | Janus Henderson Enterprise N
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,285,188
Investment, Identifier [Axis]: Prudential Trust Co. | Prudential Core Intermediate Bond Fund - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	154,836,078
Investment, Identifier [Axis]: Rollins, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	377,441,924	$ 317,549,115
Investment, Identifier [Axis]: Vanguard Funds | Vanguard 500 Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	180,881,285
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Explorer Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	363,581
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Mid-Cap Index Fund - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	56,795,194
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Small Cap Index Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	57,126,599
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Total Bond Market Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	67,353,396
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Total Intl Stock Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	149,127,354
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Windsor II Fund - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	43,329,170
Investment, Identifier [Axis]: Victory Funds | Victory Sycamore Established Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 15,020,056